UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Small Cap Enhanced Index Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Haemonetics Corp.	0.8
Insperity, Inc.	0.7
CACI International, Inc. Class A	0.7
Essent Group Ltd.	0.7
EMCOR Group, Inc.	0.7
Louisiana-Pacific Corp.	0.7
Maximus, Inc.	0.7
Hancock Whitney Corp.	0.7
Yelp, Inc.	0.7
Delek U.S. Holdings, Inc.	0.7
7.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	16.8
Health Care	16.6
Financials	16.2
Industrials	14.4
Consumer Discretionary	13.7
Materials	6.1
Real Estate	4.6
Energy	3.9
Consumer Staples	3.6
Utilities	2.1

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.6%

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	283,746	$5,025,142
Cooper-Standard Holding, Inc. (a)	24,535	3,396,380
Tenneco, Inc.	111,475	4,770,015
Tower International, Inc.	4,415	149,227
		13,340,764
Distributors - 0.2%
Core-Mark Holding Co., Inc.	53,955	1,929,970
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	4,895	170,101
Chegg, Inc. (a)	127,060	4,114,203
K12, Inc. (a)	241,426	3,998,015
Weight Watchers International, Inc. (a)(b)	4,622	346,188
		8,628,507
Hotels, Restaurants & Leisure - 0.6%
Bloomin' Brands, Inc.	30,747	593,417
Brinker International, Inc.	36,316	1,608,072
ILG, Inc.	13,396	457,205
Penn National Gaming, Inc. (a)	67,331	2,320,226
		4,978,920
Household Durables - 2.5%
Bassett Furniture Industries, Inc.	12,583	293,813
Flexsteel Industries, Inc.	41,534	1,481,933
GoPro, Inc. Class A (a)(b)	99,038	634,834
Helen of Troy Ltd. (a)	30,491	3,626,904
KB Home	175,786	4,368,282
La-Z-Boy, Inc.	128,488	4,272,226
M.D.C. Holdings, Inc.	17,332	549,424
Taylor Morrison Home Corp. (a)	221,356	4,307,588
William Lyon Homes, Inc. (a)	60,610	1,186,138
		20,721,142
Internet & Direct Marketing Retail - 0.7%
Liberty Expedia Holdings, Inc. (a)	5,679	262,086
Liberty TripAdvisor Holdings, Inc. (a)	97,299	1,542,189
Shutterfly, Inc. (a)(b)	56,721	4,406,087
		6,210,362
Leisure Products - 0.8%
Johnson Outdoors, Inc. Class A	41,501	4,203,221
MCBC Holdings, Inc. (a)	70,629	1,947,242
Nautilus, Inc. (a)	20,667	302,772
		6,453,235
Media - 0.2%
A.H. Belo Corp. Class A	12,427	54,679
Entravision Communication Corp. Class A	78,784	413,616
New Media Investment Group, Inc.	27,248	433,243
Saga Communications, Inc. Class A	354	13,452
The McClatchy Co. Class A (a)(b)	5,222	46,998
World Wrestling Entertainment, Inc. Class A	7,185	628,041
		1,590,029
Specialty Retail - 3.6%
Aaron's, Inc. Class A	74,096	3,684,053
Abercrombie & Fitch Co. Class A	140,770	3,050,486
Asbury Automotive Group, Inc. (a)	4,497	335,027
Ascena Retail Group, Inc. (a)(b)	65,619	300,535
Bed Bath & Beyond, Inc.	122,444	2,196,645
Chico's FAS, Inc.	408,385	3,724,471
Conn's, Inc. (a)(b)	40,094	1,643,854
DSW, Inc. Class A	101,648	3,380,812
Express, Inc. (a)	2,160	24,235
Group 1 Automotive, Inc.	7,709	594,287
Haverty Furniture Companies, Inc.	43,265	956,157
Hibbett Sports, Inc. (a)(b)	9,503	195,287
Office Depot, Inc.	1,250,728	4,189,939
Party City Holdco, Inc. (a)(b)	68,890	1,057,462
Shoe Carnival, Inc.	20,385	906,317
Tailored Brands, Inc. (b)	164,033	3,861,337
Tilly's, Inc.	30,312	712,938
		30,813,842
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)	242,792	5,016,083
Deckers Outdoor Corp. (a)	47,075	5,735,618
Fossil Group, Inc. (a)(b)	193,504	4,386,736
Movado Group, Inc.	103,524	4,410,122
Newmark Group, Inc.	98,300	1,263,155
Oxford Industries, Inc.	2,723	253,484
Rocky Brands, Inc.	10,492	316,334
		21,381,532

TOTAL CONSUMER DISCRETIONARY		116,048,303

CONSUMER STAPLES - 3.6%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	16,475	4,994,396
Food & Staples Retailing - 1.2%
Ingles Markets, Inc. Class A	73,053	2,626,255
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	35,069	680,689
Performance Food Group Co. (a)	18,458	610,960
SpartanNash Co.	98,163	2,095,780
United Natural Foods, Inc. (a)	97,881	3,475,754
Village Super Market, Inc. Class A	8,470	247,155
Weis Markets, Inc. (b)	16,000	745,440
		10,482,033
Food Products - 0.3%
John B. Sanfilippo & Son, Inc.	1,152	84,177
Sanderson Farms, Inc.	23,216	2,455,324
		2,539,501
Personal Products - 1.4%
Edgewell Personal Care Co.(a)	20,102	1,135,160
MediFast, Inc.	24,349	5,569,834
USANA Health Sciences, Inc. (a)	37,477	4,945,090
		11,650,084
Tobacco - 0.1%
Turning Point Brands, Inc.	19,903	669,935

TOTAL CONSUMER STAPLES		30,335,949

ENERGY - 3.9%
Energy Equipment & Services - 0.6%
Archrock, Inc.	44,525	563,241
ION Geophysical Corp. (a)	3,374	60,563
Mammoth Energy Services, Inc.	5,764	158,395
Matrix Service Co. (a)	33,239	694,695
McDermott International, Inc. (a)(b)	193,084	3,734,245
SEACOR Holdings, Inc. (a)	6,376	328,045
		5,539,184
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	2,798	128,428
Arch Coal, Inc.	40,967	3,632,544
California Resources Corp. (a)(b)	28,479	1,183,018
CONSOL Energy, Inc. (a)	1,745	74,861
CVR Energy, Inc.	95,009	3,615,092
Delek U.S. Holdings, Inc.	105,289	5,738,251
Denbury Resources, Inc. (a)(b)	72,353	403,006
Evolution Petroleum Corp.	17,110	171,956
Gulfport Energy Corp. (a)	5,588	65,715
Oasis Petroleum, Inc. (a)	1,170	15,748
Overseas Shipholding Group, Inc. (a)	221,685	760,380
Peabody Energy Corp.	120,803	4,990,372
Renewable Energy Group, Inc. (a)	19,087	514,395
Southwestern Energy Co. (a)	495,995	2,787,492
W&T Offshore, Inc. (a)	537,898	3,641,569
		27,722,827

TOTAL ENERGY		33,262,011

FINANCIALS - 16.2%
Banks - 6.7%
BancFirst Corp.	66,342	4,232,620
Banner Corp.	2,744	176,522
Berkshire Hills Bancorp, Inc.	5,238	221,306
Boston Private Financial Holdings, Inc.	8,677	125,383
Cadence Bancorp Class A	18,595	525,309
Cambridge Bancorp	1,884	168,675
Capital City Bank Group, Inc.	2,133	52,301
Cathay General Bancorp	124,066	5,247,992
Community Bank System, Inc.	4,778	315,969
Community Trust Bancorp, Inc.	9,261	457,493
Fidelity Southern Corp.	31,994	777,454
Financial Institutions, Inc.	15,378	496,709
First Bancorp, North Carolina	7,331	305,849
First Bancorp, Puerto Rico (a)	540,532	4,729,655
First Financial Bancorp, Ohio	30,198	948,217
First Financial Bankshares, Inc. (b)	13,037	787,435
First Interstate Bancsystem, Inc.	36,835	1,710,986
First Mid-Illinois Bancshares, Inc.	1,586	65,169
First Midwest Bancorp, Inc., Delaware	7,560	205,481
First Savings Financial Group, Inc.	615	43,708
Fulton Financial Corp.	279,905	5,094,271
Great Southern Bancorp, Inc.	27,915	1,655,360
Great Western Bancorp, Inc.	6,618	288,148
Hancock Whitney Corp.	112,085	5,777,982
Hanmi Financial Corp.	14,483	378,006
Hilltop Holdings, Inc.	30,553	633,975
IBERIABANK Corp.	65,434	5,669,856
International Bancshares Corp.	101,874	4,772,797
Investors Bancorp, Inc.	179,560	2,298,368
Lakeland Financial Corp.	1,424	70,160
LegacyTexas Financial Group, Inc.	24,549	1,135,882
MB Financial, Inc.	455	22,049
MVB Financial Corp.	2,294	41,843
Northeast Bancorp	4,514	98,405
OFG Bancorp (b)	28,363	459,481
Old National Bancorp, Indiana	38,544	782,443
Peapack-Gladstone Financial Corp.	7,496	250,441
Renasant Corp.	11,846	553,090
Republic Bancorp, Inc., Kentucky Class A	6,483	315,139
Sandy Spring Bancorp, Inc.	3,809	148,551
Sierra Bancorp	11,792	349,869
The Bank of NT Butterfield & Son Ltd.	10,164	537,066
TowneBank	18,468	602,057
UMB Financial Corp.	27,938	2,102,055
Valley National Bancorp	19,128	230,492
WesBanco, Inc.	3,927	193,797
		56,055,816
Capital Markets - 2.6%
Artisan Partners Asset Management, Inc.	144,230	4,781,225
Blucora, Inc. (a)	25,989	940,802
Houlihan Lokey	18,346	862,812
INTL FCStone, Inc. (a)	68,587	3,824,411
Investment Technology Group, Inc.	37,389	818,071
Manning & Napier, Inc. Class A	13,484	39,104
Moelis & Co. Class A	32,564	1,890,340
Oppenheimer Holdings, Inc. Class A (non-vtg.)	23,647	737,786
Piper Jaffray Companies	41,281	3,178,637
Waddell & Reed Financial, Inc. Class A (b)	240,695	4,818,714
		21,891,902
Consumer Finance - 1.5%
CURO Group Holdings Corp. (a)	102,293	3,156,762
Enova International, Inc. (a)	126,337	4,194,388
Green Dot Corp. Class A (a)	20,888	1,789,475
Nelnet, Inc. Class A	70,351	4,055,735
		13,196,360
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA Series E	58,171	1,202,395
Marlin Business Services Corp.	35,909	1,026,997
		2,229,392
Insurance - 1.3%
EMC Insurance Group	2,006	51,514
Fednat Holding Co.	34,994	920,342
Health Insurance Innovations, Inc. (a)(b)	26,221	1,387,091
Kemper Corp.	40,125	3,264,169
National General Holdings Corp.	22,710	620,210
Primerica, Inc.	646	78,974
Selective Insurance Group, Inc.	28,254	1,813,907
Universal Insurance Holdings, Inc.	65,139	2,905,199
		11,041,406
Mortgage Real Estate Investment Trusts - 0.4%
AG Mortgage Investment Trust, Inc.	5,070	95,316
Apollo Commercial Real Estate Finance, Inc. (b)	59,092	1,148,158
Cherry Hill Mortgage Investment Corp.	66,427	1,235,542
Ladder Capital Corp. Class A	34,646	601,801
		3,080,817
Real Estate Management & Development - 0.6%
The RMR Group, Inc.	50,779	4,796,077
Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd. (a)	138,805	6,018,585
Farmer Mac Class C (non-vtg.)	13,742	1,059,096
First Defiance Financial Corp.	11,912	381,065
Lendingtree, Inc. (a)(b)	19,689	4,988,208
NMI Holdings, Inc. (a)	24,023	518,897
Northwest Bancshares, Inc.	204,203	3,720,579
Radian Group, Inc.	120,402	2,447,773
Walker & Dunlop, Inc.	80,118	4,366,431
Waterstone Financial, Inc.	58,371	986,470
		24,487,104

TOTAL FINANCIALS		136,778,874

HEALTH CARE - 16.6%
Biotechnology - 4.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	7,053	100,294
Acceleron Pharma, Inc. (a)	6,151	332,277
Acorda Therapeutics, Inc. (a)	32,042	922,810
Akebia Therapeutics, Inc. (a)	57,728	473,947
AMAG Pharmaceuticals, Inc. (a)(b)	32,174	785,046
Amicus Therapeutics, Inc. (a)(b)	43,121	581,271
AnaptysBio, Inc. (a)	1,967	174,355
Applied Genetic Technologies Corp. (a)	3,002	13,359
Arbutus Biopharma Corp. (a)	36,999	336,691
Ardelyx, Inc. (a)	100,734	433,156
Arena Pharmaceuticals, Inc. (a)	7,240	281,202
ArQule, Inc. (a)	96,203	637,826
Array BioPharma, Inc. (a)	102,414	1,594,586
Arrowhead Pharmaceuticals, Inc. (a)(b)	8,024	118,434
Atara Biotherapeutics, Inc. (a)(b)	4,395	179,975
Audentes Therapeutics, Inc. (a)	12,933	470,761
BioCryst Pharmaceuticals, Inc. (a)	13,095	93,760
Blueprint Medicines Corp. (a)	9,251	709,274
CareDx, Inc. (a)	438	10,648
Catalyst Biosciences, Inc. (a)	27,403	299,515
ChemoCentryx, Inc. (a)	16,138	212,699
Chimerix, Inc. (a)	18,112	72,267
Clovis Oncology, Inc. (a)	5,803	207,457
Concert Pharmaceuticals, Inc. (a)	31,530	497,228
CTI BioPharma Corp. (a)	74,879	140,773
CytomX Therapeutics, Inc. (a)	25,385	570,909
Dyax Corp. rights 12/31/19 (a)(c)	29,085	116,340
Eagle Pharmaceuticals, Inc. (a)(b)	1,341	92,703
Editas Medicine, Inc. (a)	4,010	131,648
Emergent BioSolutions, Inc. (a)	25,219	1,563,578
Enanta Pharmaceuticals, Inc. (a)	10,538	958,220
Esperion Therapeutics, Inc. (a)	214	10,591
FibroGen, Inc. (a)	27,347	1,672,269
Five Prime Therapeutics, Inc. (a)	8,195	114,730
Genomic Health, Inc. (a)	19,197	1,174,280
Global Blood Therapeutics, Inc. (a)(b)	9,912	485,192
Halozyme Therapeutics, Inc. (a)(b)	68,753	1,265,743
Heron Therapeutics, Inc. (a)	27,790	1,071,305
ImmunoGen, Inc. (a)	59,120	602,433
Immunomedics, Inc. (a)(b)	31,401	840,291
Insmed, Inc. (a)(b)	11,162	222,459
Intercept Pharmaceuticals, Inc. (a)(b)	4,101	458,492
Iovance Biotherapeutics, Inc. (a)	6,160	109,032
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	72,473	1,394,381
Karyopharm Therapeutics, Inc. (a)	4,915	103,461
Kindred Biosciences, Inc. (a)	23,121	344,503
Kura Oncology, Inc. (a)(b)	9,890	202,745
Ligand Pharmaceuticals, Inc. Class B (a)(b)	5,917	1,536,586
Loxo Oncology, Inc. (a)	12,054	2,036,885
Madrigal Pharmaceuticals, Inc. (a)(b)	2,377	568,602
Momenta Pharmaceuticals, Inc. (a)	14,514	384,621
Myriad Genetics, Inc. (a)	36,826	1,833,567
Natera, Inc. (a)	24,837	686,495
NewLink Genetics Corp. (a)	92,522	286,818
Novavax, Inc. (a)(b)	426,473	665,298
Opko Health, Inc. (a)(b)	46,244	273,764
Palatin Technologies, Inc. (a)(b)	272,760	275,488
PDL BioPharma, Inc. (a)(b)	191,761	464,062
Pieris Pharmaceuticals, Inc. (a)(b)	71,586	396,586
Portola Pharmaceuticals, Inc. (a)(b)	9,123	272,322
Prothena Corp. PLC (a)(b)	11,723	178,424
PTC Therapeutics, Inc. (a)	28,879	1,205,409
Puma Biotechnology, Inc. (a)	1,076	47,290
REGENXBIO, Inc. (a)	16,427	1,157,282
Repligen Corp. (a)(b)	6,480	355,622
Retrophin, Inc. (a)	16,858	534,230
Sangamo Therapeutics, Inc. (a)(b)	34,918	637,254
Spark Therapeutics, Inc. (a)(b)	4,674	287,965
Spectrum Pharmaceuticals, Inc. (a)	1,019	21,939
TG Therapeutics, Inc. (a)(b)	20,916	265,633
Ultragenyx Pharmaceutical, Inc. (a)	12,155	1,029,893
Vanda Pharmaceuticals, Inc. (a)	39,450	762,371
Veracyte, Inc. (a)	21,231	268,360
Verastem, Inc. (a)	37,916	377,643
Voyager Therapeutics, Inc. (a)(b)	21,193	460,736
Xencor, Inc. (a)	6,746	281,915
XOMA Corp. (a)	18,982	355,533
Zafgen, Inc. (a)	49,538	471,602
		41,565,111
Health Care Equipment & Supplies - 4.3%
Accuray, Inc. (a)	20,895	83,580
Angiodynamics, Inc. (a)	187,480	4,203,302
CONMED Corp.	4,050	325,742
Haemonetics Corp. (a)	60,773	6,784,689
Integer Holdings Corp. (a)	25,424	2,031,378
IntriCon Corp. (a)	29,037	2,145,834
LivaNova PLC (a)	29,710	3,730,091
Meridian Bioscience, Inc.	236,404	3,711,543
Novocure Ltd. (a)	7,954	358,328
Orthofix International NV (a)	75,717	4,055,403
Quidel Corp. (a)	21,756	1,672,601
RTI Biologics, Inc. (a)	3,814	17,068
Staar Surgical Co. (a)	54,771	2,612,577
SurModics, Inc. (a)	58,482	4,605,458
		36,337,594
Health Care Providers & Services - 3.8%
Amedisys, Inc. (a)	44,682	5,585,697
American Renal Associates Holdings, Inc. (a)	6,909	151,653
Civitas Solutions, Inc. (a)	25,846	413,536
Corvel Corp. (a)	40,966	2,435,429
G1 Therapeutics, Inc. (a)(b)	3,132	190,050
Magellan Health Services, Inc. (a)	63,979	4,702,457
National Healthcare Corp.	56,653	4,366,247
National Research Corp. Class A	3,666	143,524
Patterson Companies, Inc.	13,532	305,147
Providence Service Corp. (a)	40,516	2,720,244
R1 RCM, Inc. (a)	40,123	400,026
RadNet, Inc. (a)	230,164	3,187,771
Tenet Healthcare Corp. (a)	4,599	155,078
Tivity Health, Inc. (a)(b)	131,133	4,510,975
Triple-S Management Corp. (a)	115,740	2,519,660
		31,787,494
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)	355,123	5,188,347
HealthStream, Inc.	41,393	1,313,400
HMS Holdings Corp. (a)	160,838	5,154,858
Quality Systems, Inc. (a)	217,466	4,977,797
		16,634,402
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	5,544	373,666
Codexis, Inc. (a)	29,297	503,908
Luminex Corp.	31,046	875,808
Medpace Holdings, Inc. (a)	14,605	873,233
Syneos Health, Inc. (a)	21,813	1,087,378
		3,713,993
Pharmaceuticals - 1.2%
Aerie Pharmaceuticals, Inc. (a)(b)	6,356	389,941
Akorn, Inc. (a)	12,989	203,797
Amneal Pharmaceuticals, Inc. (a)	14,607	337,422
Corcept Therapeutics, Inc. (a)(b)	7,202	108,174
Durect Corp. (a)	26,771	35,070
Endo International PLC (a)	105,538	1,809,977
Endocyte, Inc. (a)	2,597	51,213
Horizon Pharma PLC (a)	87,055	1,840,343
Mallinckrodt PLC (a)(b)	48,650	1,676,479
MyoKardia, Inc. (a)	4,230	260,780
Pacira Pharmaceuticals, Inc. (a)	6,036	284,597
Phibro Animal Health Corp. Class A	17,154	809,669
Prestige Brands Holdings, Inc. (a)(b)	29,323	1,128,936
Reata Pharmaceuticals, Inc. (a)	936	80,833
Supernus Pharmaceuticals, Inc. (a)	8,406	372,386
The Medicines Company (a)(b)	14,650	580,287
Zogenix, Inc. (a)(b)	6,252	301,972
		10,271,876

TOTAL HEALTH CARE		140,310,470

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.1%
AAR Corp.	21,473	1,002,145
Astronics Corp. (a)	25,124	1,093,145
Esterline Technologies Corp. (a)	8,288	712,354
KLX, Inc. (a)	6,619	488,747
Moog, Inc. Class A	65,107	5,137,593
Vectrus, Inc. (a)	21,328	699,985
		9,133,969
Building Products - 0.5%
Advanced Drain Systems, Inc. Del	35,538	1,114,116
CSW Industrials, Inc. (a)	2,082	116,592
GMS, Inc. (a)	19,373	481,419
NCI Building Systems, Inc. (a)	89,386	1,510,623
Quanex Building Products Corp.	12,628	207,099
Universal Forest Products, Inc.	29,603	1,108,928
		4,538,777
Commercial Services & Supplies - 4.3%
ACCO Brands Corp.	52,514	651,174
Brady Corp. Class A	125,534	5,077,850
Deluxe Corp.	35,361	2,094,078
Ennis, Inc.	26,644	580,839
Essendant, Inc.	60,767	876,868
Herman Miller, Inc.	134,274	5,142,694
Interface, Inc.	40,468	953,021
Kimball International, Inc. Class B	205,640	3,592,531
Knoll, Inc.	26,059	613,429
LSC Communications, Inc.	146,890	1,796,465
Msa Safety, Inc.	22,661	2,290,800
Pitney Bowes, Inc.	150,862	1,095,258
Quad/Graphics, Inc.	177,051	4,031,451
SP Plus Corp. (a)	19,407	754,932
Steelcase, Inc. Class A	288,052	4,205,559
Tetra Tech, Inc.	15,235	1,063,403
UniFirst Corp.	4,965	919,518
VSE Corp.	13,741	530,128
		36,269,998
Construction & Engineering - 1.7%
Argan, Inc.	59,376	2,363,165
Comfort Systems U.S.A., Inc.	4,935	283,269
EMCOR Group, Inc.	74,290	5,950,629
KBR, Inc.	133,716	2,805,362
Primoris Services Corp.	128,146	3,211,339
		14,613,764
Electrical Equipment - 0.6%
EnerSys	19,523	1,620,214
Generac Holdings, Inc. (a)	45,648	2,533,008
Preformed Line Products Co.	7,003	572,145
		4,725,367
Machinery - 1.5%
Alamo Group, Inc.	14,425	1,374,703
Altra Industrial Motion Corp.	58,039	2,266,423
Global Brass & Copper Holdings, Inc.	57,800	2,228,190
Gorman-Rupp Co.	6,735	246,905
Greenbrier Companies, Inc. (b)	29,510	1,711,580
Hillenbrand, Inc.	4,541	232,272
Hurco Companies, Inc.	24,633	1,056,756
Hyster-Yale Materials Handling Class A	13,462	830,605
L.B. Foster Co. Class A (a)	4,911	111,725
Woodward, Inc.	31,007	2,497,924
		12,557,083
Marine - 0.1%
Costamare, Inc. (b)	103,691	728,948
Genco Shipping & Trading Ltd. (a)	31,010	425,767
		1,154,715
Professional Services - 3.4%
Barrett Business Services, Inc.	24,870	1,865,996
Heidrick & Struggles International, Inc.	80,027	3,537,193
ICF International, Inc.	7,146	583,471
Insperity, Inc.	52,174	6,253,054
Kelly Services, Inc. Class A (non-vtg.)	61,720	1,555,961
Kforce, Inc.	112,157	4,716,202
Korn/Ferry International	14,505	973,721
Resources Connection, Inc.	227,917	3,772,026
TriNet Group, Inc. (a)	82,025	4,845,217
TrueBlue, Inc. (a)	34,487	1,010,469
		29,113,310
Road & Rail - 0.1%
ArcBest Corp.	10,721	515,680
U.S.A. Truck, Inc. (a)	9,672	211,914
Universal Logistics Holdings, Inc.	1,673	61,232
		788,826
Trading Companies & Distributors - 1.1%
BMC Stock Holdings, Inc. (a)	11,416	256,860
Kaman Corp.	10,527	686,466
Rush Enterprises, Inc. Class A	99,655	4,281,179
Systemax, Inc.	44,061	1,608,227
Triton International Ltd.	53,552	2,023,195
		8,855,927

TOTAL INDUSTRIALS		121,751,736

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.7%
Aerohive Networks, Inc. (a)	8,044	33,946
Calix Networks, Inc. (a)	25,539	199,204
Ciena Corp. (a)	5,167	163,174
Communications Systems, Inc.	7,639	26,125
Comtech Telecommunications Corp.	17,789	637,736
Plantronics, Inc.	68,309	4,591,731
		5,651,916
Electronic Equipment & Components - 4.9%
Anixter International, Inc. (a)	32,751	2,361,347
Belden, Inc. (b)	64,854	4,716,183
Benchmark Electronics, Inc.	79,553	2,056,445
Daktronics, Inc.	4,988	40,453
Electro Scientific Industries, Inc. (a)(b)	200,756	4,406,594
ePlus, Inc. (a)	4,411	457,200
Fitbit, Inc. (a)(b)	144,367	869,089
Insight Enterprises, Inc. (a)	55,852	3,079,679
Kimball Electronics, Inc. (a)	83,061	1,644,608
PC Connection, Inc.	8,062	320,061
Plexus Corp. (a)	11,598	734,037
ScanSource, Inc. (a)	34,206	1,390,474
SYNNEX Corp.	52,164	5,058,343
Tech Data Corp. (a)	61,472	4,472,088
TTM Technologies, Inc. (a)(b)	255,605	4,779,814
Vishay Intertechnology, Inc.	227,011	5,402,862
		41,789,277
Internet Software & Services - 2.8%
AppFolio, Inc. (a)	13,203	1,127,536
Box, Inc. Class A (a)	147,308	3,617,884
Care.com, Inc. (a)	17,498	339,986
CarGurus, Inc. Class A (b)	101,701	5,015,893
DHI Group, Inc. (a)	144,361	310,376
Etsy, Inc. (a)	100,147	4,876,157
Travelzoo, Inc. (a)	8,420	104,408
XO Group, Inc. (a)	21,788	654,947
Yelp, Inc. (a)	122,135	5,755,001
Yext, Inc. (a)	66,172	1,645,036
		23,447,224
IT Services - 4.1%
CACI International, Inc. Class A (a)	31,421	6,127,095
CSG Systems International, Inc.	110,525	4,128,109
EVERTEC, Inc.	182,953	4,400,020
Hackett Group, Inc.	2,077	42,516
ManTech International Corp. Class A	21,917	1,453,535
Maximus, Inc.	87,657	5,829,191
Science Applications International Corp.	48,721	4,395,609
Sykes Enterprises, Inc. (a)	120,166	3,633,820
Travelport Worldwide Ltd.	265,053	4,922,034
		34,931,929
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (a)	39,106	555,696
Amkor Technology, Inc. (a)	363,296	3,171,574
Cabot Microelectronics Corp.	13,153	1,482,738
Cirrus Logic, Inc. (a)	102,852	4,520,345
Entegris, Inc.	8,627	292,455
Lattice Semiconductor Corp. (a)	132,992	1,089,204
Nanometrics, Inc. (a)	46,734	2,047,417
Rambus, Inc. (a)	249,813	3,052,715
Rudolph Technologies, Inc. (a)	115,551	3,212,318
SMART Global Holdings, Inc. (a)(b)	103,738	3,422,317
Synaptics, Inc. (a)	33,290	1,606,575
		24,453,354
Software - 1.2%
Altair Engineering, Inc. Class A (a)	7,249	302,791
CommVault Systems, Inc. (a)	2,858	199,060
Glu Mobile, Inc. (a)	244,041	1,879,116
Progress Software Corp.	120,871	4,947,250
QAD, Inc. Class A	9,817	595,401
Rosetta Stone, Inc. (a)	15,211	240,334
SendGrid, Inc. (a)	3,869	140,329
TiVo Corp.	46,421	633,647
Verint Systems, Inc. (a)	9,048	439,280
Workiva, Inc. (a)	17,427	642,185
Zedge, Inc. (a)	22,467	65,828
		10,085,221
Technology Hardware, Storage & Peripherals - 0.2%
Immersion Corp. (a)	109,536	1,272,808

TOTAL INFORMATION TECHNOLOGY		141,631,729

MATERIALS - 6.1%
Chemicals - 3.0%
Chase Corp.	4,622	572,897
FutureFuel Corp.	161,618	2,396,795
Kraton Performance Polymers, Inc. (a)	91,483	4,302,445
Kronos Worldwide, Inc.	34,341	691,284
Minerals Technologies, Inc.	14,545	976,697
PolyOne Corp.	79,265	3,349,739
Stepan Co.	44,416	3,962,351
Trinseo SA	69,947	5,396,411
Tronox Ltd. Class A	219,195	3,548,767
Valhi, Inc.	146,802	484,447
		25,681,833
Containers & Packaging - 0.4%
Greif, Inc.:
Class A	11,870	654,987
Class B	972	55,258
Myers Industries, Inc.	108,024	2,403,534
		3,113,779
Metals & Mining - 1.1%
Atkore International Group, Inc. (a)	174,922	4,789,364
SunCoke Energy, Inc. (a)	65,134	726,895
Warrior Metropolitan Coal, Inc. (b)	169,206	4,069,404
		9,585,663
Paper & Forest Products - 1.6%
Boise Cascade Co.	23,314	1,018,822
Kapstone Paper & Packaging Corp.	7,538	258,930
Louisiana-Pacific Corp.	200,539	5,847,717
Schweitzer-Mauduit International, Inc.	102,886	4,186,431
Verso Corp. (a)	70,347	2,208,192
		13,520,092

TOTAL MATERIALS		51,901,367

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Americold Realty Trust	136,003	3,386,475
Ashford Hospitality Trust, Inc.	38,111	247,340
Braemar Hotels & Resorts, Inc.	19,034	219,843
Chesapeake Lodging Trust	102,098	3,360,045
Corrections Corp. of America	179,324	4,642,698
DiamondRock Hospitality Co.	209,990	2,511,480
Education Realty Trust, Inc.	7,078	292,888
Gramercy Property Trust	27,401	749,417
InfraReit, Inc.	36,429	761,002
iStar Financial, Inc. (b)	57,469	643,078
LaSalle Hotel Properties (SBI)	14,036	492,804
Pebblebrook Hotel Trust (b)	36,322	1,402,392
Potlatch Corp.	25,720	1,242,276
PS Business Parks, Inc.	2,545	331,944
RLJ Lodging Trust	62,392	1,367,009
Ryman Hospitality Properties, Inc.	63,486	5,633,113
Sunstone Hotel Investors, Inc.	326,642	5,481,053
Washington Prime Group, Inc.	62,000	479,880
Xenia Hotels & Resorts, Inc.	211,778	5,137,734
		38,382,471
Real Estate Management & Development - 0.0%
Gyrodyne LLC (a)	346	7,024
Maui Land & Pineapple, Inc. (a)	17,212	218,592
		225,616

TOTAL REAL ESTATE		38,608,087

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat SA (a)(b)	53,029	1,165,047
Vonage Holdings Corp. (a)	77,629	1,100,779
		2,265,826
UTILITIES - 2.1%
Electric Utilities - 1.1%
Allete, Inc.	58,064	4,359,445
IDACORP, Inc.	4,639	453,926
Portland General Electric Co.	102,056	4,735,398
		9,548,769
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	26,160	2,022,691
Independent Power and Renewable Electricity Producers - 0.6%
Atlantic Power Corp. (a)	145,006	324,458
NRG Yield, Inc.:
Class A	200,865	3,955,032
Class C	25,091	498,056
		4,777,546
Multi-Utilities - 0.2%
Avista Corp.	7,169	367,841
NorthWestern Energy Corp.	16,067	963,377
		1,331,218

TOTAL UTILITIES		17,680,224

TOTAL COMMON STOCKS
(Cost $686,416,981)		830,574,576
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.13% 1/3/19 (d)
(Cost $719,771)	725,000	719,828
	Shares	Value

Money Market Funds - 11.7%
Fidelity Cash Central Fund, 1.97% (e)	18,535,963	$18,539,670
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	80,388,468	80,396,506
TOTAL MONEY MARKET FUNDS
(Cost $98,933,423)		98,936,176
TOTAL INVESTMENT IN SECURITIES - 110.1%
(Cost $786,070,175)		930,230,580
NET OTHER ASSETS (LIABILITIES) - (10.1)%		(85,551,154)
NET ASSETS - 100%		$844,679,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	164	Sept. 2018	$14,272,920	$574,271	$574,271

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $719,828.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,447
Fidelity Securities Lending Cash Central Fund	119,939
Total	$239,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$116,048,303	$116,048,303	$--	$--
Consumer Staples	30,335,949	30,335,949	--	--
Energy	33,262,011	33,262,011	--	--
Financials	136,778,874	136,778,874	--	--
Health Care	140,310,470	140,194,130	--	116,340
Industrials	121,751,736	121,751,736	--	--
Information Technology	141,631,729	141,631,729	--	--
Materials	51,901,367	51,901,367	--	--
Real Estate	38,608,087	38,608,087	--	--
Telecommunication Services	2,265,826	2,265,826	--	--
Utilities	17,680,224	17,680,224	--	--
U.S. Government and Government Agency Obligations	719,828	--	719,828	--
Money Market Funds	98,936,176	98,936,176	--	--
Total Investments in Securities:	$930,230,580	$929,394,412	$719,828	$116,340
Derivative Instruments:
Assets
Futures Contracts	$574,271	$574,271	$--	$--
Total Assets	$574,271	$574,271	$--	$--
Total Derivative Instruments:	$574,271	$574,271	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$574,271	$0
Total Equity Risk	574,271	0
Total Value of Derivatives	$574,271	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $78,814,910) — See accompanying schedule: Unaffiliated issuers (cost $687,136,752)	$831,294,404
Fidelity Central Funds (cost $98,933,423)	98,936,176
Total Investment in Securities (cost $786,070,175)		$930,230,580
Receivable for investments sold		3,161,469
Receivable for fund shares sold		486,788
Dividends receivable		851,225
Distributions receivable from Fidelity Central Funds		43,111
Receivable for daily variation margin on futures contracts		47,561
Total assets		934,820,734
Liabilities
Payable for investments purchased	$8,779,191
Payable for fund shares redeemed	528,943
Accrued management fee	441,859
Collateral on securities loaned	80,391,315
Total liabilities		90,141,308
Net Assets		$844,679,426
Net Assets consist of:
Paid in capital		$636,304,913
Undistributed net investment income		3,543,923
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		60,095,914
Net unrealized appreciation (depreciation) on investments		144,734,676
Net Assets, for 55,291,975 shares outstanding		$844,679,426
Net Asset Value, offering price and redemption price per share ($844,679,426 ÷ 55,291,975 shares)		$15.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Dividends		$5,872,895
Interest		6,542
Income from Fidelity Central Funds		239,386
Total income		6,118,823
Expenses
Management fee	$2,551,327
Independent trustees' fees and expenses	1,943
Miscellaneous	1,151
Total expenses before reductions	2,554,421
Expense reductions	(404)
Total expenses after reductions		2,554,017
Net investment income (loss)		3,564,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,112,020
Fidelity Central Funds	(605)
Foreign currency transactions	55
Futures contracts	829,574
Total net realized gain (loss)		64,941,044
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,928,478
Fidelity Central Funds	(522)
Futures contracts	997,478
Total change in net unrealized appreciation (depreciation)		33,925,434
Net gain (loss)		98,866,478
Net increase (decrease) in net assets resulting from operations		$102,431,284

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,564,806	$8,091,814
Net realized gain (loss)	64,941,044	68,642,642
Change in net unrealized appreciation (depreciation)	33,925,434	(40,276,882)
Net increase (decrease) in net assets resulting from operations	102,431,284	36,457,574
Distributions to shareholders from net investment income	(599,359)	(7,670,058)
Distributions to shareholders from net realized gain	(20,378,191)	(67,646,361)
Total distributions	(20,977,550)	(75,316,419)
Share transactions
Proceeds from sales of shares	58,672,589	165,749,523
Reinvestment of distributions	19,950,234	71,714,551
Cost of shares redeemed	(78,208,424)	(645,982,506)
Net increase (decrease) in net assets resulting from share transactions	414,399	(408,518,432)
Total increase (decrease) in net assets	81,868,133	(447,377,277)
Net Assets
Beginning of period	762,811,293	1,210,188,570
End of period	$844,679,426	$762,811,293
Other Information
Undistributed net investment income end of period	$3,543,923	$578,476
Shares
Sold	4,013,318	11,801,547
Issued in reinvestment of distributions	1,454,099	5,214,728
Redeemed	(5,421,750)	(46,278,943)
Net increase (decrease)	45,667	(29,262,668)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Enhanced Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$14.32	$10.99	$13.05	$12.74	$10.56
Income from Investment Operations
Net investment income (loss)B	.06	.13	.12	.11	.08	.08
Net realized and unrealized gain (loss)	1.80	.55	3.31	(1.52)	1.04	2.91
Total from investment operations	1.86	.68	3.43	(1.41)	1.12	2.99
Distributions from net investment income	(.01)	(.13)	(.10)	(.09)	(.06)	(.07)
Distributions from net realized gain	(.37)	(1.06)	–	(.56)	(.75)	(.75)
Total distributions	(.39)C	(1.19)	(.10)	(.65)	(.81)	(.82)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	.01
Net asset value, end of period	$15.28	$13.81	$14.32	$10.99	$13.05	$12.74
Total ReturnE,F	13.75%	4.95%	31.15%	(11.20)%	9.53%	29.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.67%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.64%I	.64%	.67%	.67%	.67%	.67%
Expenses net of all reductions	.64%I	.64%	.67%	.67%	.67%	.67%
Net investment income (loss)	.89%I	.89%	.93%	.90%	.63%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$844,679	$762,811	$1,210,189	$529,009	$472,915	$415,344
Portfolio turnover rateJ	114%I	100%	76%	87%	99%	107%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.39 per share is comprised of distributions from net investment income of $.011 and distributions from net realized gain of $.374 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity Small Cap Enhanced Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$163,792,728
Gross unrealized depreciation	(22,409,038)
Net unrealized appreciation (depreciation)	$141,383,690
Tax cost	$789,421,161

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $444,659,633 and $457,582,794, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .64% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,093 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $179,860. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,939, including $4,274 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $404.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.64%	$1,000.00	$1,137.50	$3.45
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SCE-SANN-1018
1.9885267.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018